Prospectus Supplement                                      223544  3/05
dated March 14, 2005 to:


PUTNAM LIMITED DURATION GOVERNMENT INCOME FUND (formerly known as PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND)

Prospectuses dated March 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader         Since     Experience
-------------------------------------------------------------------------------
Kevin M. Cronin          1998      1997 - Present        Putnam Management
-------------------------------------------------------------------------------
Portfolio member         Since     Experience
-------------------------------------------------------------------------------
Rob A. Bloemker          2002      1999 - Present        Putnam Management
                                   Prior to Sept. 1999   Lehman Brothers
-------------------------------------------------------------------------------
Daniel S. Choquette      2005      2002 - Present        Putnam Management
                                   Prior to Sept. 2002   Lehman Brothers
-------------------------------------------------------------------------------